UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	655 Third Avenue
		19th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, July 24, 2003

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $254,953

List of Other Included Managers:	None

No.13F File Number		Name
                                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Incorporated             COM              00817Y108     6113   101550 SH       SOLE                    43540             58010
American Intnl. Group          COM              026874107     5835   105750 SH       SOLE                    41470             64280
Bank of America                COM              060505104     6338    80199 SH       SOLE                    32147             48052
Banknorth Group                COM              06646R107     5453   213690 SH       SOLE                    83510            130180
Barr Laboratories              COM              068306109     3941    60170 SH       SOLE                    24195             35975
Bellsouth                      COM              079860102     6559   246310 SH       SOLE                    97790            148520
Black & Decker                 COM              091797100     5665   130380 SH       SOLE                    51360             79020
Burlington Resources           COM              122014103     9136   168975 SH       SOLE                    65875            103100
Canadian Natl. Railway         COM              136375102     5927   122805 SH       SOLE                    49685             73120
Chevron Texaco Corp.           COM              166764100     4933    68325 SH       SOLE                    27537             40788
Cisco Systems                  COM              17275R102     2560   152485 SH       SOLE                    60105             92380
Citigroup Inc.                 COM              172967101     8994   210139 SH       SOLE                    84424            125715
Compass Bancshares             COM              20449H109     7211   207620 SH       SOLE                    84640            122980
Computer Sciences Corp.        COM              205363104     2828    74190 SH       SOLE                    27560             46630
Darden Restaurants             COM              237194105     4941   260330 SH       SOLE                   102060            158270
Devon Energy                   COM              25179m103     9538   178612 SH       SOLE                    72084            106528
Dover Corp.                    COM              260003108     5072   169285 SH       SOLE                    75135             94150
EMC Corporation                COM              268648102     2656   253640 SH       SOLE                   105160            148480
Emerson Electric               COM              291011104     3966    77610 SH       SOLE                    32230             45380
Fluor Corp. (New)              COM              343412102     4657   138450 SH       SOLE                    53610             84840
Freddie Mac                    COM              313400301     1246    24540 SH       SOLE                     9415             15125
General Electric               COM              369604103     5757   200738 SH       SOLE                    78408            122330
Hewlett-Packard                COM              428236103     4197   197050 SH       SOLE                    74540            122510
Home Depot                     COM              437076102     5217   157510 SH       SOLE                    57250            100260
JPM Chase & Co.                COM              46625H100     3982   116510 SH       SOLE                    46210             70300
Kerr McGee Corp.               COM              492386107     5744   128220 SH       SOLE                    50770             77450
Kinder Morgan Inc.             COM              49455P101     8611   157570 SH       SOLE                    59010             98560
Laboratory Corp. hld new       COM              50540R409     8680   287880 SH       SOLE                   138580            149300
Liberty Media Group            COM              530718105     4859   420300 SH       SOLE                   142800            277500
Marsh & McLennan               COM              571748102     5475   107210 SH       SOLE                    40950             66260
Meadwestvaco                   COM              583334107     4186   169490 SH       SOLE                    62120            107370
Nabors Industries              COM              G6359F103     3455    87390 SH       SOLE                    34560             52830
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     8699   195490 SH       SOLE                    78190            117300
Pfizer Inc.                    COM              717081103     4203   123080 SH       SOLE                    49860             73220
Praxair Inc.                   COM              74005P104     6545   108900 SH       SOLE                    45595             63305
Procter & Gamble               COM              742718109     2771    31070 SH       SOLE                    12530             18540
Prudential                     COM              744320102     8662   257410 SH       SOLE                   101290            156120
Sovereign Bancorp Inc.         COM              845905108     7812   499185 SH       SOLE                   192135            307050
Sun Microsystems               COM              866810104     4107   883220 SH       SOLE                   310220            573000
Texas Instruments              COM              882508104     2574   146230 SH       SOLE                    58080             88150
Transocean, Inc.               COM              G90078109     4572   208080 SH       SOLE                    91440            116640
U.S. Bancorp                   COM              902973304     2682   109460 SH       SOLE                    43420             66040
United Technologies            COM              913017109     6835    96504 SH       SOLE                    37760             58744
Verizon Communications         COM              92343V104     5563   141020 SH       SOLE                    53300             87720
Washington Mutual              COM              939322103     7671   185740 SH       SOLE                    78080            107660
Wellpoint Health Ntwk          COM              94973H108     4195    49760 SH       SOLE                    19840             29920
XL Capital Ltd.                COM              G98255105     4329    52162 SH       SOLE                    18140             34022